June 4, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Themes ETF Trust (File Nos. 811-23872 and 333-271700)

Ladies and Gentlemen:

On behalf of our client, Themes ETF Trust, (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 37 and, under the Investment Company Act of 1940, as amended, Amendment No. 39 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) with respect to the Leverage Shares 2x Capped Accelerated COIN Monthly ETF (formerly known as the Themes Alcoholic Beverage ETF), the Leverage Shares 2x Capped Accelerated MSTR Monthly ETF (formerly known as the Themes Autonomous Driving ETF), the Leverage Shares 2x Capped Accelerated NVDA Monthly ETF (formerly known as the Themes US BuyBack Champions ETF), the Leverage Shares 2x Capped Accelerated PLTR Monthly ETF (formerly known as the Themes US Capital Stability Champions ETF), and the Leverage Shares 2x Capped Accelerated TSLA Monthly ETF (formerly known as the Themes US Pricing Power Champions ETF) (collectively, the “Funds”). The Amendment is being filed to update the Funds’ names, investment objectives and non-fundamental investment policies. The Funds have not yet commenced operations.

If you have any questions or require further information, please contact Tina Bloom at (513) 708-6391 or Tina.Bloom@Practus.com.

Sincerely,

/s/ Tina H. Bloom

On behalf of Practus, LLP

PRACTUS, LLP

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 Practus.com